Stock Based Compensation (Summary Of Status Of Outstanding Warrants) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Number Of Warrants	2,423,965
William Shell Survivor's Trust 081911 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	43,568	[1]
Exercise Price	$ 3.38	[1]
Warrants Expiration Date	Aug. 09, 2016	[1]
William Shell Survivor's Trust 090111 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	23,237
Exercise Price	$ 3.38
Warrants Expiration Date	Sep. 01, 2016
William Shell Survivor's Trust 092311 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	15,104
Exercise Price	$ 3.38
Warrants Expiration Date	Sep. 23, 2016
William Shell Survivor's Trust 092811 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	58,091
Exercise Price	$ 3.38
Warrants Expiration Date	Sep. 28, 2016
William Shell Survivor's Trust 101711 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	50,296
Exercise Price	$ 3.38
Warrants Expiration Date	Oct. 17, 2016
William Shell Survivor's Trust 102011 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	36,982
Exercise Price	$ 3.38
Warrants Expiration Date	Oct. 20, 2016
William Shell Survivor's Trust 110811 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	35,503
Exercise Price	$ 3.38
Warrants Expiration Date	Nov. 08, 2016
William Shell Survivor's Trust 112211 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	41,420
Exercise Price	$ 3.38
Warrants Expiration Date	Nov. 22, 2016
William Shell Survivor's Trust 120711 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	34,024
Exercise Price	$ 3.38
Warrants Expiration Date	Dec. 07, 2016
William Shell Survivor's Trust 010412 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	8,876
Exercise Price	$ 3.38
Warrants Expiration Date	Jan. 04, 2017
William Shell Survivor's Trust 011812 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	7,396
Exercise Price	$ 3.38
Warrants Expiration Date	Jan. 18, 2017
William Shell Survivor's Trust 011912 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	29,586
Exercise Price	$ 3.38
Warrants Expiration Date	Jan. 19, 2017
William Shell Survivor's Trust 013112 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	59,172
Exercise Price	$ 3.38
Warrants Expiration Date	Jan. 31, 2017
William Shell Survivor's Trust 020112 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	73,964
Exercise Price	$ 3.38
Warrants Expiration Date	Feb. 01, 2017
William Shell Survivor's Trust 021512 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	59,172
Exercise Price	$ 3.38
Warrants Expiration Date	Feb. 15, 2017
William Shell Survivor's Trust 022912 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	71,006
Exercise Price	$ 3.38
Warrants Expiration Date	Mar. 01, 2017
William Shell Survivor's Trust 031512 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	22,189
Exercise Price	$ 3.38
Warrants Expiration Date	Mar. 15, 2017
William Shell Survivor's Trust 032812 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	44,379
Exercise Price	$ 3.38
Warrants Expiration Date	Mar. 28, 2017
William Shell Survivor's Trust 062212 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	250,000
Exercise Price	$ 1.00
Warrants Expiration Date	Apr. 11, 2017
William Shell Survivor's Trust 062212-1 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	100,000
Exercise Price	$ 1.00
Warrants Expiration Date	Apr. 19, 2017
William Shell Survivor's Trust 062212-2 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	200,000
Exercise Price	$ 1.00
Warrants Expiration Date	Apr. 26, 2017
William Shell Survivor's Trust 062212-3 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	150,000
Exercise Price	$ 1.00
Warrants Expiration Date	May 02, 2017
William Shell Survivor's Trust 062212-4 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	110,000
Exercise Price	$ 1.00
Warrants Expiration Date	May 10, 2017
William Shell Survivor's Trust 062212-5 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	220,000
Exercise Price	$ 1.00
Warrants Expiration Date	May 24, 2017
William Shell Survivor's Trust 062212-6 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	190,000
Exercise Price	$ 1.00
Warrants Expiration Date	May 25, 2017
William Shell Survivor's Trust 062212-7 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	175,000
Exercise Price	$ 1.00
Warrants Expiration Date	Jun. 13, 2017
William Shell Survivorstrust 062712 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	220,000
Exercise Price	$ 1.00
Warrants Expiration Date	Jun. 27, 2017
William Shell Survivor's Trust 070512 [Member]
Class of Warrant or Right [Line Items]
Number Of Warrants	95,000
Exercise Price	$ 1.00
Warrants Expiration Date	Jul. 05, 2017

[1]	On December 21, 2012, the Elizabeth Charuvastra and William Shell Family Trust Dated July 27, 2006 and Amended September 29, 2006 assigned its interests in the above warrants to the William Shell Survivors Trust.